OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OPERATING SEGMENTS
Total assets	$ 255,568,505	$ 236,088,113
Total liabilities	(227,453,292)	(207,282,494)
Operating Segments
OPERATING SEGMENTS
Total assets	278,613,197	257,009,239
Total liabilities	(238,825,067)	(216,666,289)
Operating Segments | Banking | Colombia
OPERATING SEGMENTS
Total assets	175,697,801	162,531,140
Total liabilities	(159,782,056)	(145,013,642)
Operating Segments | Banking | Panama
OPERATING SEGMENTS
Total assets	35,062,418	33,196,996
Total liabilities	(31,483,993)	(29,632,112)
Operating Segments | Banking | El Salvador
OPERATING SEGMENTS
Total assets	17,986,495	16,035,662
Total liabilities	(16,158,124)	(14,154,533)
Operating Segments | Banking | Guatemala
OPERATING SEGMENTS
Total assets	16,304,094	14,333,631
Total liabilities	(15,052,385)	(13,093,982)
Operating Segments | Trust
OPERATING SEGMENTS
Total assets	686,895	638,147
Total liabilities	(110,830)	(99,867)
Operating Segments | Investment banking
OPERATING SEGMENTS
Total assets	1,648,144	1,763,260
Total liabilities	(37,134)	(43,700)
Operating Segments | Brokerage
OPERATING SEGMENTS
Total assets	316,051	304,211
Total liabilities	(57,800)	(56,583)
Operating Segments | International Banking
OPERATING SEGMENTS
Total assets	20,502,898	18,283,107
Total liabilities	(13,286,310)	(11,833,818)
Operating Segments | All other segments
OPERATING SEGMENTS
Total assets	10,408,401	9,923,085
Total liabilities	(2,856,435)	(2,738,052)
Adjustments for consolidation
OPERATING SEGMENTS
Total assets	(23,044,692)	(20,921,126)
Total liabilities	$ 11,371,775	$ 9,383,795